Inventories (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventories [Abstract]
Lubricants	$ 328	$ 363
Gas cylinders	63	52
Bunkers	270	101
Total	$ 661	$ 516